INCOME TAXES	2 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 6 – INCOME TAXES

The provision / (benefit) for income taxes for the period ended December 31, 2014 was as follows (assuming a 15% effective tax rate):

December 31
2014
$

Current Tax Provision
Federal-
Taxable income
Total current tax provision	-
-

Deferred Tax Provision
Federal-
Loss carry forwards	225
Change in valuation allowance	(225)
Total deferred tax provision	-

The Company had deferred income tax assets as of December 31, 2014 as follows:

Loss carry forwards	225
Less - Valuation allowance	(225)
-

The Company provided a valuation allowance equal to the deferred income tax assets for period ended December 31, 2014 because it is not presently known whether future taxable income will be sufficient to utilize the loss carryforwards.

As of December 31, 2014, the Company had approximately $1,500 in tax loss carryforwards that can be utilized future periods to reduce taxable income, and expire by the year 2034.

The Company did not identify any material uncertain tax positions. The Company did not recognize any interest or penalties for unrecognized tax benefits.

The federal income tax returns of the Company are subject to examination by the IRS, generally for three years after they are filed.

NOTE 7 – INCOME TAXES

The provision / (benefit) for income taxes for the period ended December 31, 2014 was as follows (assuming a 15% effective tax rate):

	June 30	December 31
	2015	2014
	$	$
Current Tax Provision:
Federal-
Taxable income	-	-
Total current tax provision	-	-

	June 30	December 31
	2015	2014
	$	$
Deferred Tax Provision:
Federal-
Loss carry forwards	97	225
Change in valuation allowance	(97)	(225)
Total deferred tax provision	-	-

The Company had deferred income tax assets as follows:

	June 30	December 31
	2015	2014
	$	$

Loss carry forwards	97	225
Less - Valuation allowance	(97)	(225)

Total net deferred tax assets	-	-

The Company provided a valuation allowance equal to the deferred income tax assets for period ended June 30, 2015 because it is not presently known whether future taxable income will be sufficient to utilize the loss carry forwards.

As of June 30, 2015, the Company had approximately $6,992 in tax loss carry forwards that can be utilized future periods to reduce taxable income, and expire by the year 2035.

The Company did not identify any material uncertain tax positions. The Company did not recognize any interest or penalties for unrecognized tax benefits.

The federal income tax returns of the Company are subject to examination by the IRS, generally for three years after they are filed.